UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Brian C. Janssen

American High-Income Trust

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust®
Semi-annual report for the six months ended March 31, 2021

Pursue sustainable
income over time

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	21.06%	6.94%	4.83%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.73% for Class A shares as of the prospectus dated December 1, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of April 30, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 3.10%. The fund’s 12-month distribution rate for Class A shares as of that date was 5.12%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American High-Income Trust for the periods ended March 31, 2021 are shown in the table below, as well as results of the fund’s benchmark and peer group index.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ahitx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

22	Financial statements

Results at a glance

For periods ended March 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class A shares)	9.81%	25.82%	7.77%	5.23%	7.69%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	7.35	23.65	8.04	6.47	—
Lipper High Yield Funds Average†	7.30	22.34	6.86	5.37	7.20

*	Source: Bloomberg Index Services Ltd. This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American High-Income Trust	1

Investment portfolio March 31, 2021	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 88.50%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 88.11%
Communication services 13.57%
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	$8,275	$8,337
Brightstar Escrow Corp. 9.75% 2025[1]	9,985	10,859
Cablevision Systems Corp. 6.75% 2021	9,000	9,253
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,839
Cablevision Systems Corp. 5.375% 2028[1]	2,425	2,555
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	8,595	8,695
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	11,374	11,746
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	23,307	24,076
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	9,878	10,457
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	4,129	4,371
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	11,651	12,509
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	62,927	64,214
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	65,731	68,196
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	950	938
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	39,575	39,712
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	39,852	40,400
CenturyLink, Inc. 6.75% 2023	31,074	34,360
CenturyLink, Inc. 7.50% 2024	9,217	10,342
CenturyLink, Inc. 5.125% 2026[1]	24,356	25,687
CenturyLink, Inc. 4.00% 2027[1]	4,596	4,701
Cinemark USA, Inc. 5.875% 2026[1]	8,825	9,058
Consolidated Communications, Inc. 5.00% 2028[1]	14,350	14,498
Diamond Sports Group LLC 5.375% 2026[1]	22,382	16,143
Diamond Sports Group LLC 6.625% 2027[1]	18,432	9,608
Discovery Communications, Inc. 4.65% 2050	1,038	1,147
Embarq Corp. 7.995% 2036	84,622	97,608
Epicor Software Corp., Term Loan-C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	1,791	1,789
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	14,477	15,007
Front Range BidCo, Inc. 6.125% 2028[1]	17,797	18,295
Frontier Communications Corp. 10.50% 2022[4]	43,000	29,509
Frontier Communications Corp. 11.00% 2025[4]	43,000	29,482
Frontier Communications Corp. 5.875% 2027[1]	30,765	32,669
Frontier Communications Corp. 5.00% 2028[1]	66,100	67,439
Frontier Communications Corp. 6.75% 2029[1]	31,025	32,780
Gogo Inc. 9.875% 2024[1]	154,195	162,579
Gray Television, Inc. 7.00% 2027[1]	14,544	15,835
iHeartCommunications, Inc. 6.375% 2026	236	250
iHeartCommunications, Inc. 5.25% 2027[1]	26,973	27,790
iHeartCommunications, Inc. 8.375% 2027	427	458
Inmarsat PLC 6.75% 2026[1]	22,080	23,544
Intelsat Jackson Holding Co. 5.50% 2023[4]	40,385	24,837
Intelsat Jackson Holding Co. 8.00% 2024[1]	35,020	36,304
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	47,700	30,021
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	17,530	17,821
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	45,355	46,314
Lamar Media Corp. 3.75% 2028	2,567	2,569

2	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Lamar Media Corp. 4.875% 2029	$5,100	$5,330
Lamar Media Corp. 3.625% 2031[1]	15,050	14,558
Level 3 Financing, Inc. 3.75% 2029[1]	21,350	20,921
Liberty Global PLC 5.50% 2028[1]	8,369	8,665
Ligado Networks LLC 15.50% 2023[1,5]	37,280	37,478
Ligado Networks LLC 17.50% 2024[1,5]	4,075	3,382
Live Nation Entertainment, Inc. 6.50% 2027[1]	3,500	3,889
Live Nation Entertainment, Inc. 3.75% 2028[1]	5,750	5,682
Match Group, Inc. 4.625% 2028[1]	13,725	14,049
MDC Partners Inc. 7.50% 2024[1,6]	165,801	168,538
Meredith Corp. 6.875% 2026	25,377	26,146
National CineMedia, LLC 5.875% 2028[1]	4,575	4,266
Netflix, Inc. 4.875% 2028	14,270	16,166
Netflix, Inc. 4.875% 2030[1]	4,298	4,955
Nexstar Broadcasting, Inc. 4.75% 2028[1]	42,943	43,476
Nexstar Escrow Corp. 5.625% 2027[1]	11,385	11,951
Numericable Group SA 7.375% 2026[1]	22,116	23,031
OUTFRONT Media Capital LLC 4.625% 2030[1]	60	58
Playtika Holding Corp 4.25% 2029[1]	13,540	13,365
Qwest Capital Funding, Inc. 6.875% 2028	14,790	16,292
Scripps Escrow II, Inc. 3.875% 2029[1]	12,143	11,953
Sinclair Television Group, Inc. 5.125% 2027[1]	8,199	8,020
Sinclair Television Group, Inc. 4.125% 2030[1]	30,925	29,862
Sirius XM Radio Inc. 4.625% 2024[1]	5,683	5,861
Sirius XM Radio Inc. 4.125% 2030[1]	5,975	5,989
Sprint Corp. 11.50% 2021	10,496	11,145
Sprint Corp. 7.625% 2026	27,221	33,379
Sprint Corp. 6.875% 2028	144,107	181,985
Sprint Corp. 8.75% 2032	111,706	165,297
TEGNA Inc. 4.75% 2026[1]	17,975	19,098
TEGNA Inc. 4.625% 2028	12,872	13,121
TEGNA Inc. 5.00% 2029	17,247	17,914
T-Mobile US, Inc. 2.625% 2026	30,350	30,978
T-Mobile US, Inc. 2.625% 2029	8,040	7,817
T-Mobile US, Inc. 2.875% 2031	10,650	10,307
Total Play Telecomunicaciones, SA de CV, 7.50% 2025[1]	8,175	8,183
Trilogy International Partners, LLC 8.875% 2022[1]	54,213	52,777
Trilogy International Partners, LLC 10.00% 2022[7,8]	20,000	20,000
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[1]	1,850	2,002
Univision Communications Inc. 5.125% 2025[1]	62,918	63,822
Univision Communications Inc. 6.625% 2027[1]	76,170	81,487
Virgin Media O2 4.25% 2031[1]	29,300	28,556
Virgin Media Secured Finance PLC 4.50% 2030[1]	14,755	14,899
Warner Music Group 5.50% 2026[1]	8,582	8,839
Warner Music Group 3.875% 2030[1]	15,770	15,947
Ziggo Bond Co. BV 5.125% 2030[1]	13,368	13,686
Ziggo Bond Finance BV 5.50% 2027[1]	23,054	24,048
Ziggo Bond Finance BV 4.875% 2030[1]	39,100	40,039
		2,526,810

Energy 12.82%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	6,600	6,843
Antero Resources Corp. 5.375% 2024	12,500	12,633
Antero Resources Corp. 7.625% 2029[1]	3,835	4,091
Apache Corp. 4.625% 2025	20,815	21,472
Apache Corp. 4.875% 2027	20,757	21,307
Apache Corp. 4.375% 2028	16,119	16,095
Apache Corp. 6.00% 2037	7,410	8,121
Apache Corp. 5.10% 2040	18,635	18,251
Apache Corp. 4.75% 2043	10,725	9,964
Apache Corp. 4.25% 2044	5,420	4,891
Apache Corp. 5.35% 2049	3,000	2,873
Ascent Resources - Utica LLC 7.00% 2026[1]	24,785	24,816
Ascent Resources - Utica LLC 9.00% 2027[1]	4,796	6,115
Ascent Resources - Utica LLC 8.25% 2028[1]	4,764	4,963
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%)10.00% 2025[1,2,3]	4,446	4,949

American High-Income Trust	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	$11,254	$12,150
Bristow Group Inc. 6.875% 2028[1]	6,675	6,666
California Resources Corp. 7.125% 2026[1]	9,250	9,425
Carrizo Oil & Gas Inc. 6.25% 2023	43,211	38,539
Cenovus Energy Inc. 5.375% 2025	7,485	8,418
Cenovus Energy Inc. 4.25% 2027	390	422
Cenovus Energy Inc. 5.25% 2037	400	433
Cenovus Energy Inc. 5.40% 2047	6,390	7,130
Centennial Resource Production, LLC 6.875% 2027[1]	7,097	6,330
Cheniere Energy Partners, LP 5.625% 2026	22,180	23,231
Cheniere Energy Partners, LP 4.50% 2029	26,037	27,040
Cheniere Energy Partners, LP 4.00% 2031[1]	30,178	30,744
Cheniere Energy, Inc. 7.00% 2024	10,666	12,285
Cheniere Energy, Inc. 5.875% 2025	5,005	5,708
Cheniere Energy, Inc. 4.625% 2028[1]	105,864	110,076
Chesapeake Energy Corp. 4.875% 2022[4]	28,871	686
Chesapeake Energy Corp. 5.75% 2023[4]	1,730	41
Chesapeake Energy Corp. 5.50% 2026[1]	20,225	21,090
Chesapeake Energy Corp. 5.875% 2029[1]	17,960	19,071
CNX Resources Corp. 7.25% 2027[1]	25,507	27,429
CNX Resources Corp. 6.00% 2029[1]	19,307	20,100
Comstock Resources, Inc. 9.75% 2026	15,978	17,396
Comstock Resources, Inc. 9.75% 2026	4,075	4,426
Comstock Resources, Inc. 6.75% 2029[1]	23,825	24,465
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,5]	115,294	32,571
Continental Resources Inc. 5.75% 2031[1]	9,475	10,720
Convey Park Energy LLC 7.50% 2025[1]	5,500	5,717
Crestwood Midstream Partners LP 6.00% 2029[1]	9,825	9,696
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	4,835	4,339
Diamond Offshore Drilling, Inc. 3.45% 2023[4]	3,250	571
Diamond Offshore Drilling, Inc. 7.875% 2025[4]	23,437	4,101
Diamond Offshore Drilling, Inc. 5.70% 2039[4]	7,984	1,387
Diamond Offshore Drilling, Inc. 4.875% 2043[4]	36,333	6,358
Endeavor Energy Resources, LP 6.625% 2025[1]	13,260	14,192
Energean Israel Finance Ltd. 4.50% 2024[1]	7,855	7,914
Energean Israel Finance Ltd. 4.875% 2026[1]	9,645	9,723
Energean Israel Finance Ltd. 5.375% 2028[1]	5,000	5,072
Energean Israel Finance Ltd. 5.875% 2031[1]	9,060	9,060
Energy Transfer Operating, LP 5.00% 2050	35,452	36,751
EnLink Midstream Partners, LLC 5.625% 2028[1]	8,585	8,318
EnLink Midstream Partners, LP 4.15% 2025	6,950	6,812
EQM Midstream Partners, LP 4.75% 2023	4,250	4,417
EQM Midstream Partners, LP 6.00% 2025[1]	4,000	4,310
EQM Midstream Partners, LP 4.125% 2026	3,011	2,993
EQM Midstream Partners, LP 6.50% 2027[1]	41,025	44,662
EQM Midstream Partners, LP 5.50% 2028	15,121	15,905
EQM Midstream Partners, LP 4.50% 2029[1]	23,910	23,344
EQM Midstream Partners, LP 4.75% 2031[1]	23,350	22,679
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[6]	10,982	12,654
EQT Corp. 3.90% 2027	1,825	1,865
EQT Corp. 5.00% 2029	7,360	7,894
EQT Corp. 8.50% 2030[6]	5,395	6,887
Genesis Energy, LP 5.625% 2024	4,535	4,441
Genesis Energy, LP 6.50% 2025	27,984	27,484
Genesis Energy, LP 8.00% 2027	34,402	34,897
Guara Norte SARL 5.198% 2034[1]	13,262	13,027
Harvest Midstream I, LP 7.50% 2028[1]	41,910	45,145
Hess Midstream Partners LP 5.125% 2028[1]	9,663	9,793
Hilcorp Energy I, LP 5.75% 2025[1]	11,400	11,470
Hilcorp Energy I, LP 5.75% 2029[1]	10,815	10,930
Hilcorp Energy I, LP 6.00% 2031[1]	9,540	9,701
Indigo Natural Resources LLC 5.375% 2029[1]	6,470	6,386
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.115% 2024[2,3]	526	429
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.11% 2025 (72.91% PIK)[2,3,5]	7,516	4,453

4	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.00% 2024[2,3,7,8]	$2,000	$2,000
Murphy Oil Corp. 6.875% 2024	7,150	7,320
Murphy Oil Corp. 5.75% 2025	5,000	5,012
Murphy Oil Corp. 6.375% 2028	18,000	18,047
Murphy Oil USA, Inc. 3.75% 2031[1]	12,745	12,551
Nabors Industries Inc. 5.75% 2025	3,670	2,731
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	10,000	10,063
New Fortress Energy Inc. 6.75% 2025[1]	12,550	12,913
New Fortress Energy Inc. 6.50% 2026[1]	53,170	53,702
NGL Energy Operating LLC 7.50% 2026[1]	140,965	145,106
NGL Energy Partners LP 7.50% 2023	37,750	36,500
NGL Energy Partners LP 6.125% 2025	41,132	35,039
NGPL PipeCo LLC 4.375% 2022[1]	1,420	1,474
NGPL PipeCo LLC 4.875% 2027[1]	1,010	1,130
Northern Oil and Gas, Inc. 8.125% 2028[1]	25,910	25,810
Northriver Midstream Finance LP 5.625% 2026[1]	10,800	11,247
NuStar Logistics, LP 6.00% 2026	10,469	11,304
Oasis Midstream Partners LP / OMP Finance Corp 8.00% 2029[1]	35,645	36,625
Occidental Petroleum Corp. 2.70% 2023	4,920	4,918
Occidental Petroleum Corp. 2.90% 2024	45,243	44,804
Occidental Petroleum Corp. 3.50% 2025	1,600	1,586
Occidental Petroleum Corp. 5.875% 2025	12,395	13,266
Occidental Petroleum Corp. 8.00% 2025	22,020	25,319
Occidental Petroleum Corp. 3.40% 2026	10,000	9,723
Occidental Petroleum Corp. 3.00% 2027	500	471
Occidental Petroleum Corp. 3.50% 2029	4,155	3,904
Occidental Petroleum Corp. 6.625% 2030	14,500	16,317
Occidental Petroleum Corp. 8.875% 2030	7,825	9,879
Occidental Petroleum Corp. 6.125% 2031	8,440	9,335
Occidental Petroleum Corp. 6.45% 2036	625	691
Occidental Petroleum Corp. 4.10% 2047	580	466
Occidental Petroleum Corp. 4.20% 2048	2,543	2,070
PDC Energy Inc. 5.75% 2026	12,000	12,462
Peabody Energy Corp. 8.50% 2024[1,5]	23,118	9,710
Peabody Energy Corp. 6.375% 2025[1]	825	326
Petrobras Global Finance Co. 5.60% 2031	4,225	4,460
Petrobras Global Finance Co. 6.90% 2049	6,575	7,211
Petrobras Global Finance Co. 6.75% 2050	12,530	13,398
Petróleos Mexicanos 6.875% 2025[1]	6,200	6,724
Petróleos Mexicanos 5.35% 2028	7,643	7,445
Petróleos Mexicanos 7.69% 2050	11,404	10,572
PIC AU Holdings Corp / PIC AU Holdings LLC 10.00% 2024[1]	13,284	12,254
PowerTeam Services, LLC 9.033% 2025[1]	9,640	10,652
Range Resources Corp. 4.875% 2025	9,698	9,616
Range Resources Corp. 8.25% 2029[1]	13,815	14,808
Rattler Midstream Partners LP 5.625% 2025[1]	19,308	20,196
Rockies Express Pipeline LLC 4.95% 2029[1]	11,193	11,452
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	2,059
Sabine Pass Liquefaction, LLC 4.50% 2030	10,930	12,288
Sanchez Energy Corp. 7.25% 2023[1,4]	22,796	142
Southwestern Energy Co. 6.45% 2025[6]	15,980	17,183
Southwestern Energy Co. 7.50% 2026	44,990	47,668
Southwestern Energy Co. 7.75% 2027	6,259	6,701
Southwestern Energy Co. 8.375% 2028	15,315	16,837
Sunoco LP 5.50% 2026	14,672	15,109
Sunoco LP 6.00% 2027	10,591	11,094
Sunoco LP 4.50% 2029[1]	29,990	29,934
Superior Plus LP And Superior General Partner Inc. 4.50% 2029[1]	16,395	16,603
Tallgrass Energy Partners, LP 5.50% 2024[1]	7,693	7,823
Tallgrass Energy Partners, LP 7.50% 2025[1]	11,305	12,189
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	384	199
Targa Resources Partners LP 5.875% 2026	8,669	9,092
Targa Resources Partners LP 6.50% 2027	6,322	6,886
Targa Resources Partners LP 6.875% 2029	4,530	4,999
Targa Resources Partners LP 5.50% 2030	25,393	26,687
Targa Resources Partners LP 4.875% 2031[1]	32,550	33,030

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Targa Resources Partners LP 4.00% 2032[1]	$7,350	$6,922
Teekay Corp. 9.25% 2022[1]	58,842	59,283
Teekay Offshore Partners LP 8.50% 2023[1]	25,891	23,499
Transocean Guardian Ltd. 5.875% 2024[1]	6,764	5,931
Transocean Inc. 6.125% 2025[1]	11,165	10,572
Transocean Poseidon Ltd. 6.875% 2027[1]	6,280	5,816
USA Compression Partners, LP 6.875% 2026	7,736	7,949
USA Compression Partners, LP 6.875% 2027	2,403	2,479
Weatherford International PLC 8.75% 2024[1]	30,964	32,449
Weatherford International PLC 11.00% 2024[1]	75,523	72,644
Western Gas Partners LP 4.50% 2028	20,233	21,105
Western Gas Partners LP 5.45% 2044	985	1,013
Western Midstream Operating, LP 4.35% 2025[6]	6,455	6,691
Western Midstream Operating, LP 4.75% 2028	2,830	2,964
Western Midstream Operating, LP 5.30% 2030[6]	5,550	6,034
Western Midstream Operating, LP 6.50% 2050[6]	5,500	5,957
WPX Energy, Inc. 5.75% 2026	2,812	2,949
WPX Energy, Inc. 5.875% 2028	2,830	3,123
WPX Energy, Inc. 4.50% 2030	10,040	10,826
		2,387,091

Consumer discretionary 11.61%
99 Escrow Issuer, Inc. 7.50% 2026[1]	7,165	6,963
Adient US LLC 9.00% 2025[1]	8,844	9,828
Affinity Gaming 6.875% 2027[1]	24,625	25,995
Allied Universal Holdco LLC 6.625% 2026[1]	10,948	11,631
Allied Universal Holdco LLC 9.75% 2027[1]	17,657	19,404
Boyd Gaming Corp. 8.625% 2025[1]	2,090	2,327
Boyd Gaming Corp. 4.75% 2027	14,364	14,667
Brookfield Residential Properties Inc. 4.875% 2030[1]	5,535	5,544
Caesars Entertainment, Inc. 6.25% 2025[1]	16,130	17,215
Caesars Resort Collection, LLC 5.75% 2025[1]	6,980	7,375
Carnival Corp. 11.50% 2023[1]	23,776	27,288
Carnival Corp. 7.625% 2026[1]	10,000	10,755
Carnival Corp. 10.50% 2026[1]	24,825	29,231
Carvana Co. 5.625% 2025[1]	7,820	8,032
Carvana Co. 5.50% 2027[1]	26,450	26,655
Carvana Co. 5.875% 2028[1]	13,900	14,265
Churchill Downs Inc. 4.75% 2028[1]	15,102	15,654
Cirsa Gaming Corp. SA 7.875% 2023[1]	86,087	87,542
Clarios Global LP 6.75% 2025[1]	6,525	6,990
Colt Merger Sub, Inc., 8.125% 2027[1]	550	607
Dana Inc. 5.625% 2028	11,765	12,608
Empire Communities Corp. 7.00% 2025[1]	8,900	9,401
Extended Stay America Inc. 5.25% 2025[1]	13,850	14,147
Fertitta Entertainment, Inc. 6.75% 2024[1]	30,867	31,250
Ford Motor Co. 8.50% 2023	34,981	39,048
Ford Motor Co. 9.00% 2025	10,747	13,030
Ford Motor Co. 9.625% 2030	4,175	5,833
Ford Motor Co. 7.45% 2031	4,725	5,966
Ford Motor Credit Company LLC 5.875% 2021	12,470	12,653
Ford Motor Credit Company LLC 3.339% 2022	5,202	5,280
Ford Motor Credit Company LLC 3.087% 2023	3,746	3,814
Ford Motor Credit Company LLC 3.096% 2023	3,170	3,225
Ford Motor Credit Company LLC 4.375% 2023	2,986	3,131
Ford Motor Credit Company LLC 3.664% 2024	10,115	10,487
Ford Motor Credit Company LLC 3.81% 2024	23,513	24,277
Ford Motor Credit Company LLC 5.584% 2024	13,512	14,602
Ford Motor Credit Company LLC 3.375% 2025	31,625	32,202
Ford Motor Credit Company LLC 5.125% 2025	89,780	97,075
Ford Motor Credit Company LLC 4.389% 2026	6,350	6,683
Ford Motor Credit Company LLC 4.542% 2026	20,395	21,607
Ford Motor Credit Company LLC 3.815% 2027	3,375	3,419
Ford Motor Credit Company LLC 4.125% 2027	21,195	21,910
Ford Motor Credit Company LLC 4.271% 2027	4,575	4,755
Ford Motor Credit Company LLC 2.90% 2028	7,350	7,071
Ford Motor Credit Company LLC 5.113% 2029	2,845	3,058

6	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 4.00% 2030	$26,488	$26,309
Full House Resorts Inc. 8.25% 2028[1]	23,835	25,451
Golden Nugget Inc., Term Loan-B, (3-month USD-LIBOR + 2.50%) 3.25% 2023[2,3]	1,810	1,785
Hanesbrands Inc. 4.625% 2024[1]	35,790	38,037
Hanesbrands Inc. 5.375% 2025[1]	11,356	12,030
Hanesbrands Inc. 4.875% 2026[1]	35,056	37,641
Hilton Worldwide Holdings Inc. 3.75% 2029[1]	3,750	3,720
Hilton Worldwide Holdings Inc. 4.875% 2030	8,757	9,306
Hilton Worldwide Holdings Inc. 4.00% 2031[1]	20,830	20,869
International Game Technology PLC 6.50% 2025[1]	24,037	26,441
International Game Technology PLC 4.125% 2026[1]	26,200	26,988
International Game Technology PLC 6.25% 2027[1]	13,905	15,432
International Game Technology PLC 5.25% 2029[1]	67,522	70,534
Jaguar Land Rover PLC 7.75% 2025[1]	7,950	8,632
Jaguar Land Rover PLC 5.875% 2028[1]	4,450	4,525
KB Home 6.875% 2027	6,170	7,243
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%)13.00% 2023[2,3]	568	650
Lennar Corp. 4.50% 2024	495	539
Levi Strauss & Co. 5.00% 2025	1,445	1,474
Levi Strauss & Co. 3.50% 2031[1]	11,795	11,397
Life Time Inc. 5.75% 2026[1]	8,200	8,446
Limited Brands, Inc. 6.875% 2025[1]	3,455	3,841
Limited Brands, Inc. 6.625% 2030[1]	6,770	7,743
Limited Brands, Inc. 6.875% 2035	6,054	7,224
Limited Brands, Inc. 6.75% 2036	8,255	9,756
Lithia Motors, Inc. 4.375% 2031[1]	6,700	6,967
LSF9 Atlantis Holdings LLC / Victra Finance Corp 7.75% 2026[1]	8,850	9,079
M.D.C. Holdings, Inc. 6.00% 2043	11,252	14,223
Mattel, Inc. 3.75% 2029[1]	8,525	8,600
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2024[2,3]	7,708	7,704
Melco International Development Ltd. 4.875% 2025[1]	300	309
Melco International Development Ltd. 5.75% 2028[1]	28,150	30,033
Melco International Development Ltd. 5.375% 2029[1]	6,350	6,761
MercadoLibre, Inc. 3.125% 2031	5,110	4,875
Merlin Entertainment 5.75% 2026[1]	10,798	11,457
MGM Growth Properties LLC 5.625% 2024	12,438	13,374
MGM Growth Properties LLC 4.625% 2025[1]	16,870	17,810
MGM Growth Properties LLC 3.875% 2029[1]	22,525	22,480
MGM Resorts International 7.75% 2022	9,460	9,983
MGM Resorts International 6.00% 2023	9,469	10,156
MGM Resorts International 5.50% 2027	5,707	6,143
Mohegan Gaming & Entertainment 8.00% 2026[1]	58,405	58,916
NCL Corp. Ltd. 3.625% 2024[1]	6,450	6,099
NCL Corp. Ltd. 12.25% 2024[1]	2,900	3,517
NCL Corp. Ltd. 5.875% 2026[1]	8,100	8,193
Neiman Marcus Group Ltd. LLC 7.125% 2026[1]	37,910	38,716
Netflix, Inc. 5.75% 2024	540	607
Newell Rubbermaid Inc. 4.875% 2025	7,770	8,586
Newell Rubbermaid Inc. 5.875% 2036[6]	535	658
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	4,625	5,438
Panther BF Aggregator 2, LP 6.25% 2026[1]	6,422	6,828
Panther BF Aggregator 2, LP 8.50% 2027[1]	14,785	15,937
Party City Holdings Inc. 6.125% 2023[1]	7,000	6,177
Party City Holdings Inc. 6.625% 2026[1]	5,000	4,362
Party City Holdings Inc. 8.75% 2026[1]	20,991	21,660
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	5,825	6,022
Rent-A-Center Inc. 6.375% 2029[1]	10,495	11,151
Royal Caribbean Cruises Ltd. 9.125% 2023[1]	8,000	8,825
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	5,500	6,337
Royal Caribbean Cruises Ltd. 11.50% 2025[1]	27,150	31,698
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	7,306	7,373
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	45,555	47,047
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	23,061	25,713
Scientific Games Corp. 5.00% 2025[1]	9,671	10,028
Scientific Games Corp. 8.625% 2025[1]	30,335	33,018

American High-Income Trust	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Scientific Games Corp. 8.25% 2026[1]	$58,019	$62,324
Scientific Games Corp. 7.00% 2028[1]	7,261	7,771
Scientific Games Corp. 7.25% 2029[1]	4,235	4,602
Six Flags Entertainment Corp. 4.875% 2024[1]	12,639	12,781
Six Flags Theme Parks Inc. 7.00% 2025[1]	3,057	3,311
Sizzling Platter LLC 8.50% 2025[1]	7,925	7,885
Staples, Inc. 7.50% 2026[1]	8,250	8,714
Station Casinos LLC 4.50% 2028[1]	675	674
Studio City Finance Ltd. 5.00% 2029[1]	11,475	11,532
Tempur Sealy International, Inc. 4.00% 2029[1]	34,895	34,808
The Home Company Inc. 7.25% 2025[1]	12,585	13,060
Truck Hero Inc., Term Loan-B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	3,050	3,050
Universal Entertainment Corp. 8.50% 2024[1]	33,320	35,899
Vail Resorts, Inc. 6.25% 2025[1]	5,590	5,967
VICI Properties LP 4.25% 2026[1]	12,298	12,601
VICI Properties LP 4.625% 2029[1]	23,258	24,166
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	16,157	16,480
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	9,666	9,683
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	58,801	59,386
Viking Cruises Ltd. 6.25% 2025[1]	5,360	5,327
Viking Cruises Ltd. 13.00% 2025[1]	4,190	4,934
Viking Cruises Ltd. 5.875% 2027[1]	3,290	3,222
Wyndham Destinations, Inc. 6.625% 2026[1]	8,975	10,201
Wyndham Destinations, Inc. 4.625% 2030[1]	3,995	4,148
Wyndham Worldwide Corp. 5.375% 2026[1]	22,631	23,183
Wyndham Worldwide Corp. 4.375% 2028[1]	26,660	27,017
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	17,513	17,962
Wynn Macau, Ltd. 5.625% 2028[1]	1,200	1,257
Wynn Macau, Ltd. 5.125% 2029[1]	3,050	3,132
Wynn Resorts Ltd. 7.75% 2025[1]	23,626	25,641
Wynn Resorts Ltd. 5.125% 2029[1]	8,005	8,203
		2,162,294

Health care 11.41%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.859% 2026[2,3]	11,900	11,644
Avantor Funding, Inc. 4.625% 2028[1]	35,125	36,727
Bausch Health Companies Inc. 9.25% 2026[1]	48,876	54,218
Bausch Health Companies Inc. 5.00% 2028[1]	26,753	27,121
Bausch Health Companies Inc. 7.00% 2028[1]	17,527	19,056
Bausch Health Companies Inc. 5.00% 2029[1]	11,050	10,995
Bausch Health Companies Inc. 6.25% 2029[1]	1,455	1,549
Bausch Health Companies Inc. 5.25% 2030[1]	42,514	42,783
Bausch Health Companies Inc. 5.25% 2031[1]	28,395	28,313
Catalent Pharma Solutions Inc. 5.00% 2027[1]	819	859
Catalent, Inc. 3.125% 2029[1]	29,585	28,439
Centene Corp. 5.375% 2026[1]	18,842	19,727
Centene Corp. 5.375% 2026[1]	4,255	4,499
Centene Corp. 4.25% 2027	43,161	45,454
Centene Corp. 4.625% 2029	96,694	104,778
Centene Corp. 3.00% 2030	40,985	40,968
Centene Corp. 3.375% 2030	18,661	18,865
Centene Corp. 2.50% 2031	28,875	27,612
Charles River Laboratories International, Inc. 4.25% 2028[1]	6,348	6,549
Charles River Laboratories International, Inc. 3.75% 2029[1]	20,585	20,643
Community Health Systems Inc. 5.625% 2027[1]	17,600	18,458
Community Health Systems Inc. 6.00% 2029[1]	15,747	16,672
Community Health Systems Inc. 6.875% 2029[1]	4,500	4,717
Concordia International Corp. 8.00% 2024	3,251	3,324
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[2,3]	887	887
DaVita Inc. 4.625% 2030[1]	21,740	22,177
Encompass Health Corp. 4.50% 2028	8,554	8,775
Encompass Health Corp. 4.75% 2030	14,756	15,204
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[1]	28,961	31,513
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	36,244	29,394
Endo International PLC 5.75% 2022[1]	48,922	48,739
Endo International PLC 5.875% 2024[1]	19,325	19,482

8	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Endo Luxembourg Finance Co I SARL / Endo US Inc. 6.125% 2029[1]	$30,870	$31,179
HCA Inc. 5.875% 2023	385	420
HCA Inc. 5.375% 2025	8,795	9,824
HCA Inc. 5.375% 2026	8,436	9,527
HCA Inc. 5.875% 2026	4,721	5,417
HCA Inc. 4.50% 2027	142	159
HCA Inc. 5.625% 2028	29,450	33,920
HCA Inc. 5.875% 2029	5,870	6,849
HCA Inc. 3.50% 2030	22,522	22,739
HCA Inc. 5.50% 2047	3,996	4,981
HCA Inc. 5.25% 2049	8,500	10,426
HealthSouth Corp. 5.75% 2025	14,927	15,457
IMS Health Holdings, Inc. 5.00% 2026[1]	38,977	40,560
Iqvia Inc. 5.00% 2027[1]	5,000	5,289
Jaguar Holding Co. II 5.00% 2028[1]	9,360	9,760
Mallinckrodt International Finance SA 5.50% 2025[1,4]	16,000	11,320
Mallinckrodt PLC 5.75% 2022[1,4]	11,605	7,949
Mallinckrodt PLC 5.625% 2023[1,4]	3,096	2,206
Mallinckrodt PLC 10.00% 2025[1]	48,542	54,246
Molina Healthcare, Inc. 5.375% 2022	40,154	42,178
Molina Healthcare, Inc. 4.375% 2028[1]	20,505	21,119
Molina Healthcare, Inc. 3.875% 2030[1]	40,850	42,127
Owens & Minor, Inc. 4.375% 2024	27,083	28,048
Owens & Minor, Inc. 4.50% 2029[1]	28,035	28,210
Par Pharmaceutical Inc. 7.50% 2027[1]	79,159	84,064
Prime Healthcare Services, Inc. 7.25% 2025[1]	10,495	11,217
Radiology Partners, Inc. 9.25% 2028[1]	34,312	37,443
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%)13.00% 2023 (100% PIK)[2,3,5,7,8]	41,614	42,030
RP Escrow Issuer, LLC 5.25% 2025[1]	12,960	13,446
Select Medical Holdings Corp. 6.25% 2026[1]	9,039	9,620
Surgery Center Holdings 10.00% 2027[1]	7,264	8,022
Syneos Health, Inc. 3.625% 2029[1]	14,620	14,245
Team Health Holdings, Inc. 6.375% 2025[1]	27,607	24,465
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	13,834	12,910
Tenet Healthcare Corp. 6.75% 2023	1,730	1,877
Tenet Healthcare Corp. 4.625% 2024	21,901	22,376
Tenet Healthcare Corp. 4.875% 2026[1]	101,449	105,608
Tenet Healthcare Corp. 5.125% 2027[1]	8,669	9,087
Tenet Healthcare Corp. 6.25% 2027[1]	8,995	9,510
Tenet Healthcare Corp. 4.625% 2028[1]	8,940	9,174
Tenet Healthcare Corp. 6.125% 2028[1]	18,075	18,888
Teva Pharmaceutical Finance Co. BV 2.20% 2021	6,842	6,846
Teva Pharmaceutical Finance Co. BV 2.95% 2022	4,400	4,419
Teva Pharmaceutical Finance Co. BV 2.80% 2023	51,128	50,964
Teva Pharmaceutical Finance Co. BV 6.00% 2024	81,088	86,547
Teva Pharmaceutical Finance Co. BV 7.125% 2025	41,591	46,028
Teva Pharmaceutical Finance Co. BV 3.15% 2026	42,661	40,848
Teva Pharmaceutical Finance Co. BV 6.75% 2028	37,882	42,630
Teva Pharmaceutical Finance Co. BV 4.10% 2046	21,042	18,529
U.S. Renal Care, Inc. 10.625% 2027[1]	6,516	7,180
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	3,977	4,072
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	111,212	114,126
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	45,284	49,285
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	5,076	5,638
		2,125,145

Materials 10.79%
Alcoa Netherlands Holding BV 5.50% 2027[1]	10,760	11,595
Alcoa Netherlands Holding BV 4.125% 2029[1]	21,175	21,382
ArcelorMittal 4.25% 2029	1,885	2,021
ArcelorMittal 7.25% 2039[6]	9,104	12,478
ArcelorMittal 7.00% 2041[6]	17,673	24,144
Arconic Corp. 6.00% 2025[1]	8,170	8,821
Arconic Rolled Products Corp. 6.125% 2028[1]	12,775	13,629
Ardagh Group SA 6.50% 2027[1,5]	12,390	13,025
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	11,410	11,406

American High-Income Trust	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Ardagh Packaging Finance 5.25% 2025[1]	$23,687	$24,927
Ardagh Packaging Finance 6.00% 2025[1]	7,808	8,054
Ardagh Packaging Finance 4.125% 2026[1]	960	985
Ardagh Packaging Finance 5.25% 2027[1]	9,685	9,889
Axalta Coating Systems LLC 4.75% 2027[1]	7,995	8,367
Blue Cube Spinco Inc. 10.00% 2025	1,688	1,783
BWAY Parent Co., Inc. 5.50% 2024[1]	27,273	27,682
BWAY Parent Co., Inc. 7.25% 2025[1]	3,005	3,009
Cascades Inc. 5.125% 2026[1]	7,780	8,281
Cascades Inc. 5.375% 2028[1]	5,965	6,274
Chemours Co. 7.00% 2025	7,005	7,212
Cleveland-Cliffs Inc. 5.75% 2025	34,003	35,128
Cleveland-Cliffs Inc. 9.875% 2025[1]	9,180	10,766
Cleveland-Cliffs Inc. 6.75% 2026[1]	21,628	23,547
Cleveland-Cliffs Inc. 5.875% 2027	62,855	65,133
Cleveland-Cliffs Inc. 7.00% 2027[1]	3,853	3,892
Cleveland-Cliffs Inc. 4.625% 2029[1]	37,550	37,533
Cleveland-Cliffs Inc. 4.875% 2031[1]	38,271	38,223
Consolidated Energy Finance SA 6.50% 2026[1]	10,805	10,778
Constellium SE 3.75% 2029[1]	8,655	8,286
Crown Holdings, Inc. 4.50% 2023	3,000	3,163
Crown Holdings, Inc. 7.375% 2026	2,000	2,415
CVR Partners, LP 9.25% 2023[1]	56,472	57,037
Element Solutions Inc. 3.875% 2028[1]	10,800	10,677
First Quantum Minerals Ltd. 7.25% 2023[1]	44,506	45,353
First Quantum Minerals Ltd. 6.50% 2024[1]	41,172	41,867
First Quantum Minerals Ltd. 7.50% 2025[1]	85,056	87,927
First Quantum Minerals Ltd. 6.875% 2026[1]	45,410	47,084
First Quantum Minerals Ltd. 6.875% 2027[1]	101,020	108,470
FMG Resources 4.375% 2031[1]	19,410	19,786
Freeport-McMoRan Inc. 3.875% 2023	201	210
Freeport-McMoRan Inc. 4.55% 2024	2,500	2,738
Freeport-McMoRan Inc. 4.25% 2030	11,053	11,782
Freeport-McMoRan Inc. 4.625% 2030	900	981
Freeport-McMoRan Inc. 5.40% 2034	8,075	9,629
Freeport-McMoRan Inc. 5.45% 2043	29,111	35,075
FXI Holdings, Inc. 7.875% 2024[1]	77,124	79,630
FXI Holdings, Inc. 12.25% 2026[1]	95,800	109,616
GPC Merger Sub Inc. 7.125% 2028[1]	7,945	8,466
GPD Companies Inc. 10.125% 2026[1]	2,915	3,214
Hexion Inc. 7.875% 2027[1]	45,835	49,370
INEOS Group Holdings SA 5.625% 2024[1]	13,888	14,105
INEOS Quattro Finance 2 PLC 3.375% 2026[1]	665	666
Iris Holdings, Inc. 8.75% 2026[1,5]	6,600	6,691
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	34,247	38,421
LSB Industries, Inc. 9.625% 2023[1]	67,422	69,367
Mercer International Inc. 5.125% 2029[1]	7,090	7,354
Methanex Corp. 5.125% 2027	81,520	83,456
Methanex Corp. 5.25% 2029	23,795	24,588
Methanex Corp. 5.65% 2044	14,750	14,704
Neon Holdings, Inc. 10.125% 2026[1]	30,825	33,753
Nouryon Holding BV 8.00% 2026[1]	14,729	15,696
Nova Chemicals Corp. 4.875% 2024[1]	11,505	12,044
Nova Chemicals Corp. 5.25% 2027[1]	42,462	44,611
Novelis Corp. 5.875% 2026[1]	5,650	5,904
Novelis Corp. 4.75% 2030[1]	16,825	17,373
OCI NV 5.25% 2024[1]	15,861	16,525
Olin Corp. 9.50% 2025[1]	6,880	8,504
Olin Corp. 5.625% 2029	6,875	7,424
Olin Corp. 5.00% 2030	3,365	3,533
Owens-Illinois, Inc. 5.875% 2023[1]	26,830	28,792
Owens-Illinois, Inc. 6.375% 2025[1]	5,341	5,918
Plastipak Holdings, Inc. 6.25% 2025[1]	4,910	5,060
Rayonier A.M. Products Inc. 7.625% 2026[1]	12,235	13,015
S.P.C.M. SA 4.875% 2025[1]	16,237	16,684
Scotts Miracle-Gro Co. 4.50% 2029	10,276	10,626
Sealed Air Corp. 4.875% 2022[1]	8,590	8,950

10	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sealed Air Corp. 5.25% 2023[1]	$4,548	$4,832
Sealed Air Corp. 4.00% 2027[1]	10,395	10,668
Silgan Holdings Inc. 4.125% 2028	12,765	13,146
Summit Materials, Inc. 6.50% 2027[1]	5,478	5,778
Summit Materials, Inc. 5.25% 2029[1]	16,515	17,258
Trivium Packaging BV 5.50% 2026[1]	8,352	8,775
Trivium Packaging BV 8.50% 2027[1]	5,192	5,644
Tronox Ltd. 4.625% 2029[1]	43,795	43,904
Valvoline Inc. 4.25% 2030[1]	7,326	7,483
Valvoline Inc. 3.625% 2031[1]	10,905	10,564
Venator Materials Corp. 5.75% 2025[1]	72,288	70,300
Venator Materials Corp. 9.50% 2025[1]	58,865	66,076
W. R. Grace & Co. 4.875% 2027[1]	13,795	14,298
Warrior Met Coal, Inc. 8.00% 2024[1]	23,261	23,861
		2,009,091

Industrials 8.58%
ADT Corp. 3.50% 2022	19,500	19,829
Allison Transmission Holdings, Inc. 3.75% 2031[1]	37,425	36,326
Alta Equipment Group Inc. 5.625% 2026[1]	8,840	8,973
American Airlines, Inc. 5.50% 2026[1]	39,075	40,714
American Airlines, Inc. 5.75% 2029[1]	18,075	19,248
Associated Materials, LLC 9.00% 2025[1]	32,952	34,847
ATS Automation Tooling Systems Inc. 4.125% 2028[1]	4,825	4,792
Avis Budget Car Rental, LLC 5.75% 2027[1]	39,135	40,854
Avis Budget Group, Inc. 6.375% 2024[1]	16,636	16,943
Avis Budget Group, Inc. 5.25% 2025[1]	12,188	12,394
Avis Budget Group, Inc. 4.75% 2028[1]	21,725	22,146
Avis Budget Group, Inc. 5.375% 2029[1]	23,185	24,027
Avolon Holdings Funding Ltd. 5.25% 2024[1]	17,340	18,743
Boeing Company 4.508% 2023	470	503
Boeing Company 5.04% 2027	450	513
Boeing Company 3.625% 2031	15,200	15,922
Boeing Company 3.50% 2039	1,090	1,048
Boeing Company 3.90% 2049	540	525
Boeing Company 3.75% 2050	5,675	5,445
Boeing Company 5.93% 2060	9,250	11,900
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	19,125	20,084
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	553	578
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	15,340	16,366
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	4,500	4,895
Bombardier Inc. 8.75% 2021[1]	8,688	9,130
Bombardier Inc. 6.125% 2023[1]	10,325	10,761
Bombardier Inc. 7.50% 2024[1]	8,763	8,768
Bombardier Inc. 7.50% 2025[1]	22,299	21,965
Bombardier Inc. 7.875% 2027[1]	62,012	60,909
Bombardier Inc. 7.45% 2034[1]	5,320	5,471
Booz Allen Hamilton Inc. 3.875% 2028[1]	16,447	16,564
British Airways, Series 2020-1, Class B, 8.375% 2028[1]	3,299	3,774
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00% 2026[1]	8,750	9,133
BWX Technologies, Inc. 4.125% 2028[1]	13,770	13,985
BWX Technologies, Inc. 4.125% 2029[1]	19,455	19,747
Clean Harbors, Inc. 4.875% 2027[1]	12,014	12,695
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	445	444
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	275	274
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	170	170
Covanta Holding Corp. 5.875% 2025	8,192	8,509
Covanta Holding Corp. 5.00% 2030	14,150	14,309
CP Atlas Buyer, Inc. 7.00% 2028[1]	11,175	11,766
Dun & Bradstreet Corp. 6.875% 2026[1]	19,123	20,453
Dun & Bradstreet Corp. 10.25% 2027[1]	39,375	44,043
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[1]	6,530	6,836
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	7,555	8,617
Harsco Corp. 5.75% 2027[1]	17,800	18,256
Herc Holdings Inc. 5.50% 2027[1]	3,200	3,411
Hexcel Corp. 4.20% 2027	3,693	3,867
Hidrovias International Finance SARL 4.95% 2031[1]	5,114	5,122

American High-Income Trust	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Howmet Aerospace Inc. 6.875% 2025	$23,298	$27,026
Howmet Aerospace Inc. 6.75% 2028	1,715	2,026
IAA Spinco Inc. 5.50% 2027[1]	1,950	2,049
Icahn Enterprises Finance Corp. 4.75% 2024	24,005	24,965
JELD-WEN Holding, Inc. 4.875% 2027[1]	15,171	15,725
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2019-1, Class B, 8.00% 2027	2,675	3,059
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2020-1, Class A, 7.75% 2030	6,550	7,485
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	34,545	36,420
LABL Escrow Issuer, LLC 6.75% 2026[1]	10,725	11,509
LABL Escrow Issuer, LLC 10.50% 2027[1]	16,650	18,573
LBM Acquisition LLC 6.25% 2029[1]	3,560	3,671
LSC Communications, Inc. 8.75% 2023[1,4,7,8]	114,646	6,088
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	8,059	428
MasTec, Inc. 4.50% 2028[1]	19,860	20,630
Meritor, Inc. 6.25% 2025[1]	9,500	10,141
Meritor, Inc. 4.50% 2028[1]	4,275	4,296
MH SUB I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.359% 2029[2,3]	2,650	2,670
Moog Inc. 4.25% 2027[1]	2,169	2,215
NESCO Holdings II, Inc. 5.50% 2029[1]	13,165	13,521
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	9,150	9,373
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	4,375	4,607
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	22,475	24,399
Park River Holdings, Inc. 5.625% 2029[1]	23,880	23,179
Pitney Bowes Inc. 6.875% 2027[1]	11,500	11,428
Prime Security Services Borrower, LLC 3.375% 2027[1]	15,975	15,516
Prime Security Services Borrower, LLC 6.25% 2028[1]	11,833	12,335
R.R. Donnelley & Sons Co. 6.50% 2023	10,500	11,168
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.203% 2024[2,3]	5,865	5,850
Rexnord Corp. 4.875% 2025[1]	22,992	23,516
Rolls-Royce PLC 5.75% 2027[1]	9,870	10,514
Sensata Technologies Holding BV 4.00% 2029[1]	22,900	23,356
Sensata Technologies, Inc. 3.75% 2031[1]	8,800	8,687
Signature Aviation PLC 4.00% 2028[1]	6,165	6,280
SkyMiles IP Ltd. 4.75% 2028[1]	35,805	38,966
Specialty Building Products Holdings LLC 6.375% 2026[1]	8,425	8,709
Stericycle, Inc. 5.375% 2024[1]	20,884	21,615
Stericycle, Inc. 3.875% 2029[1]	4,785	4,731
The Brink’s Co. 4.625% 2027[1]	10,371	10,646
TransDigm Inc. 6.50% 2025	3,800	3,878
TransDigm Inc. 8.00% 2025[1]	18,772	20,461
TransDigm Inc. 6.25% 2026[1]	37,986	40,320
TransDigm Inc. 6.375% 2026	13,800	14,292
TransDigm Inc. 5.50% 2027	14,295	14,819
TransDigm Inc. 7.50% 2027	6,770	7,221
TransDigm Inc. 4.625% 2029[1]	12,030	11,877
Triumph Group, Inc. 5.25% 2022	9,700	9,639
Triumph Group, Inc. 6.25% 2024[1]	8,580	8,738
Triumph Group, Inc. 8.875% 2024[1]	11,340	12,781
Triumph Group, Inc. 7.75% 2025[1]	3,865	3,894
Uber Technologies, Inc. 8.00% 2026[1]	8,710	9,445
United Airlines, Pass Through Trust, Series 2020-1, Class B, 4.875% 2027	6,045	6,346
United Airlines Holdings, Inc. 6.50% 2027[1]	72,590	79,668
United Rentals, Inc. 5.875% 2026	849	889
United Rentals, Inc. 5.25% 2030	5,484	5,962
United Rentals, Inc. 3.875% 2031	4,450	4,481
Vertical Holdco GMBH 7.625% 2028[1]	18,875	20,331
Vertical U.S. Newco Inc. 5.25% 2027[1]	34,885	36,586
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	624	625
WESCO Distribution, Inc. 7.125% 2025[1]	20,750	22,718
WESCO Distribution, Inc. 7.25% 2028[1]	33,430	37,368
Western Global Airlines LLC 10.375% 2025[1]	6,870	7,746
XPO Logistics, Inc. 6.75% 2024[1]	3,102	3,257
XPO Logistics, Inc. 6.25% 2025[1]	10,730	11,560
		1,598,868

12	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials 5.83%
Advisor Group Holdings, LLC 6.25% 2028[1]	$27,493	$28,833
AG Merger Sub II, Inc. 10.75% 2027[1]	75,170	84,346
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	27,805	29,642
Ally Financial Inc. 8.00% 2031	13,941	19,438
Ally Financial Inc. 8.00% 2031	8,610	11,625
AssuredPartners, Inc. 7.00% 2025[1]	4,937	5,118
AssuredPartners, Inc. 8.00% 2027[1]	17,707	19,057
AssuredPartners, Inc. 5.625% 2029[1]	6,395	6,524
Compass Diversified Holdings 8.00% 2026[1]	39,910	41,770
Compass Diversified Holdings 5.25% 2029[1]	67,260	70,601
Credit Acceptance Corp. 5.125% 2024[1]	9,190	9,396
Credit Suisse Group AG, junior subordinated, 7.50% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,6]	2,295	2,432
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	9,850	9,562
Fairstone Financial Inc. 7.875% 2024[1]	20,483	21,569
Freedom Mortgage Corp. 7.625% 2026[1]	10,900	11,431
FS Energy and Power Fund 7.50% 2023[1]	87,571	88,237
HUB International Ltd. 7.00% 2026[1]	29,178	30,328
HUB International Ltd., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2025[2,3]	2,963	2,966
Icahn Enterprises Finance Corp. 6.25% 2022	14,339	14,375
Icahn Enterprises Finance Corp. 5.25% 2027	5,503	5,696
Icahn Enterprises Finance Corp. 4.375% 2029[1]	14,175	13,870
Iris Merger Sub 2019 Inc. 9.375% 2028[1]	6,645	7,181
Ladder Capital Corp. 5.25% 2022[1]	14,775	14,913
Ladder Capital Corp. 4.25% 2027[1]	27,061	26,723
LD Holdings Group LLC 6.125% 2028[1]	9,850	9,997
LPL Financial Holdings Inc. 4.625% 2027[1]	18,198	18,937
LPL Financial Holdings Inc. 4.00% 2029[1]	9,000	9,079
MGIC Investment Corp. 5.25% 2028	7,625	7,935
MSCI Inc. 5.375% 2027[1]	12,255	13,137
MSCI Inc. 4.00% 2029[1]	15,793	16,269
MSCI Inc. 3.625% 2030[1]	3,759	3,829
MSCI Inc. 3.875% 2031[1]	27,015	27,623
National Financial Partners Corp. 6.875% 2028[1]	22,989	23,880
Nationstar Mortgage Holdings Inc. 5.50% 2028[1]	7,575	7,620
Nationstar Mortgage Holdings Inc. 5.125% 2030[1]	11,175	11,035
Navient Corp. 6.50% 2022	12,547	13,192
Navient Corp. 5.50% 2023	55,232	57,476
Navient Corp. 7.25% 2023	2,700	2,927
Navient Corp. 5.875% 2024	31,315	32,962
Navient Corp. 6.125% 2024	23,168	24,601
Navient Corp. 6.75% 2025	5,000	5,435
Navient Corp. 6.75% 2026	5,210	5,657
Navient Corp. 5.00% 2027	51,022	51,220
Navient Corp. 4.875% 2028	5,570	5,459
Navient Corp. 5.625% 2033	29,712	27,817
OneMain Holdings, Inc. 7.125% 2026	20,620	23,808
Owl Rock Capital Corp. 4.625% 2024[1]	9,835	10,270
Owl Rock Capital Corp. 3.75% 2025	12,093	12,551
Owl Rock Capital Corp. 4.00% 2025	449	471
Owl Rock Capital Corp. 3.375% 2026	5,685	5,764
Quicken Loans, LLC 3.625% 2029[1]	6,605	6,370
Springleaf Finance Corp. 6.125% 2024	3,700	4,001
Springleaf Finance Corp. 6.625% 2028	4,960	5,630
Springleaf Finance Corp. 5.375% 2029	6,627	7,066
Starwood Property Trust, Inc. 5.00% 2021	28,169	28,609
Starwood Property Trust, Inc. 5.50% 2023[1]	7,195	7,528
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[2,3,5]	11,493	11,748
United Wholesale Mortgage, LLC 5.50% 2029[1]	9,875	9,887
		1,085,423

Information technology 4.33%
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2024[2,3]	3,904	3,832
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	67,794	68,351
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	17,170	17,299
Austin BidCo Inc. 7.125% 2028[1]	17,595	17,936

American High-Income Trust	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Avaya Inc. 6.125% 2028[1]	$7,090	$7,540
Banff Merger Sub Inc. 9.75% 2026[1]	33,267	35,476
Black Knight Inc. 3.625% 2028[1]	21,350	21,005
Blue Yonder Group, Inc. 4.25% 2026[1]	12,575	13,074
BMC Software, Inc. 7.125% 2025[1]	6,940	7,453
BMC Software, Inc. 9.125% 2026[1]	4,290	4,577
CommScope Finance LLC 6.00% 2026[1]	10,242	10,805
CrowdStrike Holdings, Inc. 3.00% 2029	6,665	6,525
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.953% 2023[2,3]	5,211	5,129
Diebold Nixdorf, Inc. 9.375% 2025[1]	86,900	96,948
Diebold, Inc. 8.50% 2024	24,505	25,062
Endurance Acquisition Merger Sub 6.00% 2029[1]	7,225	7,071
Gartner, Inc. 4.50% 2028[1]	40,580	41,899
Gartner, Inc. 3.75% 2030[1]	4,000	3,972
Grab Holding Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2026[2,3]	8,900	9,078
J2 Global, Inc. 4.625% 2030[1]	5,390	5,454
Logan Merger Sub, Inc. 5.50% 2027[1]	8,100	8,490
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.953% 2024[2,3]	7,574	7,585
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	32,591	32,620
NCR Corp. 5.125% 2029[1]	52,150	52,639
Oracle Corp. 3.95% 2051	7,985	8,246
PTC Inc. 3.625% 2025[1]	216	222
Rocket Software, Inc. 6.50% 2029[1]	33,650	34,016
Sabre GLBL Inc. 7.375% 2025[1]	1,950	2,131
Sabre Holdings Corp. 9.25% 2025[1]	7,154	8,540
Shift4 Payments LLC 4.625% 2026[1]	4,625	4,810
Solera Holdings, Inc. 10.50% 2024[1]	7,724	7,989
Synaptics Incorporated 4.00% 2029[1]	9,050	9,003
TTM Technologies, Inc. 4.00% 2029[1]	7,350	7,267
UKG Inc., Term Loan-B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[2,3]	3,333	3,336
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	33,050	34,000
Unisys Corp. 6.875% 2027[1]	38,965	42,764
VeriSign, Inc. 4.625% 2023	4,821	4,854
VeriSign, Inc. 5.25% 2025	3,068	3,469
Veritas Holdings Ltd. 10.50% 2024[1]	10,467	10,742
Veritas Holdings Ltd. 7.50% 2025[1]	53,405	55,536
ViaSat, Inc. 5.625% 2027[1]	2,445	2,569
Virtusa Corp., Term Loan-B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[2,3]	2,475	2,481
Xerox Corp. 5.00% 2025[1]	4,000	4,180
Xerox Corp. 5.50% 2028[1]	48,600	50,407
		806,382

Consumer staples 3.24%
Albertsons Companies, Inc. 3.50% 2023[1]	10,207	10,421
Albertsons Companies, Inc. 4.625% 2027[1]	650	674
Albertsons Companies, Inc. 3.50% 2029[1]	28,350	27,014
Albertsons Companies, Inc. 4.875% 2030[1]	5,915	6,087
B&G Foods, Inc. 5.25% 2025	48,026	49,395
B&G Foods, Inc. 5.25% 2027	25,552	26,614
Brasil Foods SA 5.75% 2050[1]	6,490	6,410
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	5,070	5,444
Central Garden & Pet Co. 4.125% 2030	12,556	12,705
Coty Inc. 6.50% 2026[1]	7,980	8,054
Darling Ingredients Inc. 5.25% 2027[1]	7,931	8,352
Edgewell Personal Care Co. 5.50% 2028[1]	4,775	5,049
Energizer Holdings, Inc. 4.375% 2029[1]	9,560	9,608
Kraft Heinz Company 3.00% 2026	9,128	9,612
Kraft Heinz Company 3.875% 2027	17,995	19,614
Kraft Heinz Company 3.75% 2030	2,285	2,430
Kraft Heinz Company 4.25% 2031	16,793	18,510
Kraft Heinz Company 4.625% 2039	2,950	3,197
Kraft Heinz Company 5.00% 2042	15,840	17,850
Kraft Heinz Company 5.20% 2045	6,760	7,835
Kraft Heinz Company 4.375% 2046	42,649	44,686
Kraft Heinz Company 4.875% 2049	26,225	29,485
Kraft Heinz Company 5.50% 2050	13,680	16,787

14	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Kronos Acquisition Holdings Inc. 5.00% 2026[1]	$8,815	$8,826
Kronos Acquisition Holdings Inc. 7.00% 2027[1]	13,205	12,672
Lamb Weston Holdings, Inc. 4.625% 2024[1]	7,754	8,066
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	23,736	23,761
Post Holdings, Inc. 5.625% 2028[1]	15,185	16,007
Post Holdings, Inc. 5.50% 2029[1]	14,799	15,866
Post Holdings, Inc. 4.625% 2030[1]	57,721	57,937
Post Holdings, Inc. 4.50% 2031[1]	23,500	23,271
Prestige Brands International Inc. 5.125% 2028[1]	11,533	12,115
Prestige Brands International Inc. 3.75% 2031[1]	14,440	13,808
Simmons Foods Inc. 4.625% 2029[1]	16,760	16,928
Spectrum Brands Inc. 5.75% 2025	3,272	3,378
TreeHouse Foods, Inc. 4.00% 2028	1,540	1,554
Triton Water Holdings, Inc. 6.25% 2029[1]	12,155	12,406
Turning Point Brands, Inc. 5.625% 2026[1]	7,140	7,426
United Natural Foods, Inc. 6.75% 2028[1]	21,385	22,882
		602,736

Real estate 3.07%
Brookfield Property REIT Inc. 5.75% 2026[1]	77,796	80,237
Diversified Healthcare Trust 4.75% 2024	4,950	5,099
Diversified Healthcare Trust 9.75% 2025	6,800	7,706
Diversified Healthcare Trust 4.375% 2031	23,630	23,094
Hospitality Properties Trust 7.50% 2025	4,209	4,787
Howard Hughes Corp. 5.375% 2028[1]	40,458	42,607
Howard Hughes Corp. 4.125% 2029[1]	38,983	38,163
Howard Hughes Corp. 4.375% 2031[1]	53,767	52,725
Iron Mountain Inc. 4.875% 2027[1]	36,285	37,192
Iron Mountain Inc. 5.00% 2028[1]	10,751	11,006
Iron Mountain Inc. 5.25% 2028[1]	26,460	27,535
Iron Mountain Inc. 5.25% 2030[1]	50,500	52,169
Iron Mountain Inc. 4.50% 2031[1]	25,790	25,528
Kennedy-Wilson Holdings, Inc. 4.75% 2029	37,905	38,426
Kennedy-Wilson Holdings, Inc. 5.00% 2031	33,655	34,126
Ladder Capital Corp. 5.25% 2025[1]	14,319	14,346
Medical Properties Trust, Inc. 5.00% 2027	19,172	20,203
Medical Properties Trust, Inc. 3.50% 2031	4,187	4,114
QTS Realty Trust, Inc. 3.875% 2028[1]	8,900	8,867
Realogy Corp. 9.375% 2027[1]	9,835	10,911
Realogy Corp. 5.75% 2029[1]	14,475	14,294
Realogy Group LLC 7.625% 2025[1]	3,645	3,985
RHP Hotel Properties LP / RHP Finance Corp 4.50% 2029[1]	12,830	12,913
Service Properties Trust 5.50% 2027	2,300	2,435
		572,468

Utilities 2.86%
AES Corp. 3.30% 2025[1]	15,600	16,574
AES Corp. 3.95% 2030[1]	17,025	18,233
AmeriGas Partners, LP 5.75% 2027	5,878	6,424
Calpine Corp. 5.25% 2026[1]	2,135	2,198
Calpine Corp. 4.50% 2028[1]	4,000	4,040
Calpine Corp. 5.125% 2028[1]	8,282	8,332
Calpine Corp. 3.75% 2031[1]	5,550	5,298
Calpine Corp. 5.00% 2031[1]	15,000	14,662
DPL Inc. 4.125% 2025[1]	16,720	17,734
DPL Inc. 4.35% 2029	5,850	6,291
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	18,225	20,745
Enfragen Energia Sur SA 5.375% 2030[1]	9,700	9,569
FirstEnergy Corp. 2.05% 2025	2,020	2,033
FirstEnergy Corp. 4.40% 2027[6]	550	592
FirstEnergy Corp. 2.65% 2030	3,220	3,067
FirstEnergy Corp. 7.375% 2031	6,408	8,579
FirstEnergy Corp. 5.35% 2047[6]	6,825	7,677
FirstEnergy Corp. 3.40% 2050	23,669	20,819
FirstEnergy Transmission LLC 2.866% 2028[1]	12,350	12,470
NextEra Energy Partners, LP 4.25% 2024[1]	3,163	3,333
NextEra Energy Partners, LP 3.875% 2026[1]	2,373	2,493

American High-Income Trust	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
NGL Energy Partners LP 7.50% 2026	$12,325	$10,530
NRG Energy, Inc. 7.25% 2026	10,807	11,255
NRG Energy, Inc. 3.375% 2029[1]	6,150	6,015
NRG Energy, Inc. 3.625% 2031[1]	25,800	25,203
Pacific Gas and Electric Co. 3.75% 2028	9,460	10,037
Pacific Gas and Electric Co. 4.55% 2030	8,203	8,903
Pacific Gas and Electric Co. 2.50% 2031	2,000	1,889
Pacific Gas and Electric Co. 3.25% 2031	3,500	3,492
Pacific Gas and Electric Co. 3.30% 2040	4,540	4,124
Pacific Gas and Electric Co. 3.50% 2050	8,040	7,001
Pacific Gas and Electric Co. 4.95% 2050	6,675	6,876
PG&E Corp. 5.00% 2028	41,670	44,079
PG&E Corp. 5.25% 2030	21,455	22,769
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	4,803	4,806
Talen Energy Corp. 6.50% 2025	715	576
Talen Energy Corp. 10.50% 2026[1]	75,472	67,689
Talen Energy Corp. 7.25% 2027[1]	72,112	73,846
Talen Energy Corp. 6.625% 2028[1]	1,819	1,822
Talen Energy Supply, LLC 7.625% 2028[1]	23,855	24,198
UEP Penonome II SA 6.50% 2038[1]	1,250	1,265
Vistra Operations Co. LLC 3.55% 2024[1]	5,769	6,041
		533,579

Total corporate bonds, notes & loans		16,409,887

U.S. Treasury bonds & notes 0.39%
U.S. Treasury 0.30%
U.S. Treasury 2.625% 2021[9]	55,000	55,999

U.S. Treasury inflation-protected securities 0.09%
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	16,073	16,264

Total U.S. Treasury bonds & notes		72,263

Municipals 0.00%
Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	50	50

Total bonds, notes & other debt instruments (cost: $16,213,660,000)		16,482,200

Convertible bonds & notes 0.50%
Communication services 0.29%
Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	3,500	5,850
DISH DBS Corp., convertible notes, 3.375% 2026	42,635	41,092
Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	4,500	5,006
Twitter, Inc., convertible notes, 0.25% 2024	1,350	1,797
		53,745

Information technology 0.09%
Sabre Holdings Corp., convertible notes, 4.00% 2025[1]	8,185	17,041

Industrials 0.06%
American Airlines Group Inc., convertible notes, 6.50% 2025	3,200	5,512
Southwest Airlines Co., convertible notes, 1.25% 2025	3,631	6,252
		11,764

Consumer discretionary 0.05%
NCL Corp. Ltd., convertible notes, 5.375% 2025[1]	2,530	4,391
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[1]	3,350	4,725
		9,116

Energy 0.01%
Mesquite Energy Inc., convertible notes, 15.00% 2023 (100% PIK)[1,5,7,8]	2,114	2,114

Total convertible bonds & notes (cost: $79,987,000)		93,780

16	American High-Income Trust

Convertible stocks 0.35%	Shares	Value (000)
Financials 0.20%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	26,724	$30,122
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	117,833	7,854
		37,976

Utilities 0.07%
PG&E Corp., units, convertible preferred shares, 5.50% expire 2023[11]	57,000	6,503
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	75,000	3,715
Essential Utilities, Inc., convertible preferred units, 6.00% 2022	33,000	1,887
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	30,000	1,448
		13,553

Health care 0.04%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	3,140	4,067
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	33,765	3,622
		7,689

Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,370	6,443

Total convertible stocks (cost: $56,016,000)		65,661

Preferred securities 0.19%
Consumer discretionary 0.13%
MYT Holding LLC, Series A, preferred shares	23,426,848	23,837

Industrials 0.05%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	13,566	9,544

Financials 0.01%
Ladenburg Thalmann Financial Services Inc., noncumulative, preferred shares	80,000	1,593

Energy 0.00%
McDermott International, Inc., 8.00% cumulative, preferred shares[7,8,11]	1,130	565

Total preferred securities (cost: $37,043,000)		35,539

Common stocks 4.73%
Energy 2.17%
Chesapeake Energy Corp.[11]	2,875,057	124,749
Chesapeake Energy Corp.[1,7,11]	13,599	519
Denbury Inc.[11]	2,085,831	99,890
Oasis Petroleum Inc.	1,554,389	92,315
Extraction Oil & Gas, Inc.[11]	930,421	33,439
Extraction Oil & Gas, Inc.[1,7,8,11,12]	267,195	7,971
Weatherford International[11]	1,732,384	22,071
Ascent Resources - Utica, LLC, Class A7,8,11,12	90,532,504	12,675
McDermott International, Ltd.[11]	3,921,721	3,137
McDermott International, Ltd.[1,11,12]	1,745,604	1,397
California Resources Corp.[11]	183,103	4,405
Southwestern Energy Co.[11]	229,524	1,067
Mesquite Energy, Inc.[7,8,11]	109,992	660
Tapstone Energy, LLC[1,7,8,11]	498,479	5
Petroplus Holdings AG7,8,11	3,360,000	—	[13]
		404,300

Health care 1.05%
Rotech Healthcare Inc.[7,8,11,12]	1,916,276	150,428
Advanz Pharma Corp. Ltd.[11,12]	2,244,779	38,161
Advanz Pharma Corp. Ltd.[11]	433,351	7,367
		195,956

American High-Income Trust	17

Common stocks (continued)	Shares	Value (000)
Industrials 0.57%
Associated Materials Group Inc.[7,8,11]	13,950,408	$106,302

Consumer discretionary 0.31%
MYT Holding Co., Class B7,11	7,468,376	41,823
NMG Parent LLC[11]	192,637	13,581
NMG Parent LLC[1,7,8,11]	21,825	1,231
		56,635

Materials 0.24%
Hexion Holdings Corp., Class B11	3,003,813	45,057

Financials 0.16%
Navient Corp.	1,250,000	17,888
Jonah Energy Parent LLC[7,8,11]	747,471	11,212
		29,100

Information technology 0.13%
MoneyGram International, Inc.[11]	1,572,886	10,334
Diebold Nixdorf, Inc.[11]	685,000	9,679
Snowflake Inc., Class A11	20,500	4,700
		24,713

Communication services 0.07%
iHeartMedia, Inc., Class A11	378,645	6,872
Cumulus Media Inc., Class A11	561,642	5,117
Clear Channel Outdoor Holdings, Inc.[11]	890,868	1,604
		13,593

Utilities 0.03%
Vistra Corp.	301,892	5,337

Real estate 0.00%
VICI Properties Inc. REIT	17,686	499

Total common stocks (cost: $789,965,000)		881,492

Rights & warrants 0.10%
Energy 0.09%
Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	393,103	7,760
Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	338,763	5,891
Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	157,626	2,648
California Resources Corp., warrants, 2024[11]	16,108	73
Denbury Inc, warrants, Series B, expire 2023[1,11]	155	3
McDermott International, Inc., warrants, expire 2027[7,11]	845,563	1
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,11]	42,744	—	[13]
		16,376

Consumer discretionary 0.01%
NMG Parent LLC, warrants, expire 2027[7,11]	407,047	1,475

Utilities 0.00%
Vistra Energy Corp., rights[1,7,8,11]	2,202	—	[13]

Total rights & warrants (cost: $45,473,000)		17,851

18	American High-Income Trust

Short-term securities 4.43%	Shares	Value (000)
Money market investments 4.43%
Capital Group Central Cash Fund 0.08%[14]	8,255,201	$825,603

Total short-term securities (cost: $825,762,000)		825,603
Total investment securities 98.80% (cost: $18,047,906,000)		18,402,126
Other assets less liabilities 1.20%		222,595

Net assets 100.00%		$18,624,721

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 3/31/2021[16] (000)	Unrealized appreciation at 3/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	4,336	July 2021	$867,200	$957,070	$76
10 Year Ultra U.S. Treasury Note Futures	Short	420	June 2021	(42,000)	(60,349)	2,142
10 Year U.S. Treasury Note Futures	Short	4,026	June 2021	(402,600)	(527,154)	10,836
30 Year Ultra U.S. Treasury Bond Futures	Short	555	June 2021	(55,500)	(100,576)	4,663
						$17,717

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2021 (000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$397,439	$(36,172)	$(35,617)	$(555)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	367,338	(32,762)	(31,970)	(792)
					$(67,587)	$(1,347)

Investments in affiliates17

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Interest or dividend income (000)
Bonds, notes & other debt instruments 0.02%
Health care 0.02%
Concordia International Corp. 8.00% 2024	$3,202	$—	$—	$—	$122	$3,324	$88
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%)6.50% 2024[2,3]	873	—	9	1	22	887	23
						4,211
Common stocks 2.02%
Energy 0.50%
Oasis Petroleum Inc.	—	70,539	—	—	21,776	92,315	583
Tapstone Energy, LLC[1,7,8,11]	5	—	—	—	—	5	—
Ascent Resources - Utica, LLC, Class A7,8,11,12,18	19,012	—	—	—	(6,337)	—	—
Tribune Resources, LLC[7,11,18]	5,425	—	5,124	(28,461)	28,160	—	—
						92,320

American High-Income Trust	19

Investments in affiliates17 (continued)

	Value of affiliates at 10/1/2020 (000)		Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Interest or dividend income (000)
Health care 1.05%
Rotech Healthcare Inc.[7,8,11,12]	$111,144		$—	$—		$—	$39,284	$150,428	$—
Advanz Pharma Corp. Ltd.[11,12]	11,302		—	—		—	26,859	38,161	—
Advanz Pharma Corp. Ltd.[11]	2,182		—	—		—	5,185	7,367	—
								195,956

Consumer discretionary 0.23%
MYT Holding Co., Class B7,11	7,069		26	—		—	34,728	41,823	—
Materials 0.24%
Hexion Holdings Corp., Class B11	30,095		1,898	1,620		895	13,789	45,057	—
Total common stocks								375,156

Rights & warrants 0.00%
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[7,11,18]	—	[13]	—	—	[13]	(264)	264	—	—
Tribune Resources, LLC, Class B, warrants, expire 2023[7,11,18]	—	[13]	—	—	[13]	(16)	16	—	—
Tribune Resources, LLC, Class C, warrants, expire 2023[7,11,18]	—	[13]	—	—	[13]	(28)	28	—	—
								—

Short-term securities 4.43%
Money market investments 4.43%
Capital Group Central Cash Fund 0.08%[14]	617,276		2,895,320	2,686,993		(11)	11	825,603	402
Total 6.47%						$(27,884)	$163,907	$1,204,970	$1,096

20	American High-Income Trust

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,312,899,000, which represented 60.74% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $409,561,000, which represented 2.20% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $417,270,000, which represented 2.24% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $53,752,000, which represented .29% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Amount less than one thousand.
[14]	Rate represents the seven-day yield at 3/31/2021.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
[17]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[18]	Unaffiliated issuer at 3/31/2021.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$41,128	$150,428	.81%
Advanz Pharma Corp. Ltd.	8/31/2018	28,414	38,161	.20
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	12,675	.07
Extraction Oil & Gas, Inc.	1/20/2021	6,738	7,971	.04
McDermott International, Ltd.	4/4/2018-12/31/2020	7,967	1,397	.01
Total private placement securities		$88,587	$210,632	1.13%

Key to abbreviations and symbol

Auth. = Authority

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American High-Income Trust	21

Financial statements

Statement of assets and liabilities at March 31, 2021	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,988,427)	$17,197,156
Affiliated issuers (cost: $1,059,479)	1,204,970	$18,402,126
Cash		46,760
Receivables for:
Sales of investments	103,887
Sales of fund’s shares	25,055
Dividends and interest	264,586
Variation margin on futures contracts	1,793
Other	127	395,448
		18,844,334
Liabilities:
Payables for:
Purchases of investments	182,920
Repurchases of fund’s shares	21,922
Dividends on fund’s shares	2,964
Investment advisory services	4,177
Services provided by related parties	3,863
Trustees’ deferred compensation	322
Variation margin on futures contracts	203
Variation margin on swap contracts	3,169
Other	73	219,613
Net assets at March 31, 2021		$18,624,721

Net assets consist of:
Capital paid in on shares of beneficial interest		$20,400,393
Total accumulated loss		(1,775,672)
Net assets at March 31, 2021		$18,624,721

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,813,842 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,894,427	1,060,997	$10.27
Class C	325,042	31,656	10.27
Class T	10	1	10.27
Class F-1	411,996	40,124	10.27
Class F-2	1,662,199	161,880	10.27
Class F-3	771,558	75,141	10.27
Class 529-A	346,384	33,734	10.27
Class 529-C	17,296	1,685	10.27
Class 529-E	14,142	1,377	10.27
Class 529-T	13	1	10.27
Class 529-F-1	11	1	10.27
Class 529-F-2	34,388	3,349	10.27
Class 529-F-3	11	1	10.27
Class R-1	13,650	1,329	10.27
Class R-2	131,711	12,827	10.27
Class R-2E	8,175	796	10.27
Class R-3	147,459	14,361	10.27
Class R-4	126,450	12,315	10.27
Class R-5E	13,227	1,288	10.27
Class R-5	78,456	7,641	10.27
Class R-6	3,628,116	353,338	10.27

See notes to financial statements.

22	American High-Income Trust

Financial statements (continued)

Statement of operations for the six months ended March 31, 2021	unaudited (dollars in thousands)

Investment income:
Income:
Interest (includes $111 from affiliates)	$485,749
Dividends (includes $985 from affiliates)	6,449	$492,198
Fees and expenses*:
Investment advisory services	23,669
Distribution services	17,366
Transfer agent services	9,020
Administrative services	2,667
Reports to shareholders	447
Registration statement and prospectus	289
Trustees’ compensation	68
Auditing and legal	23
Custodian	22
Other	321
Total fees and expenses before reimbursement	53,892
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		53,892
Net investment income		438,306

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	84,332
Affiliated issuers	(27,884)
Futures contracts	8,447
Swap contracts	(28,724)
Currency transactions	86	36,257
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	991,626
Affiliated issuers	163,907
Futures contracts	17,717
Swap contracts	(2,571)
Currency translations	1	1,170,680
Net realized gain and unrealized appreciation		1,206,937
Net increase in net assets resulting from operations		$1,645,243

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American High-Income Trust	23

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2021*	Year ended September 30, 2020
Operations:
Net investment income	$438,306	$997,478
Net realized gain (loss)	36,257	(599,483)
Net unrealized appreciation	1,170,680	40,622
Net increase in net assets resulting from operations	1,645,243	438,617

Distributions paid or accrued to shareholders	(531,727)	(986,583)

Net capital share transactions	765,748	824,011

Total increase in net assets	1,879,264	276,045

Net assets:
Beginning of period	16,745,457	16,469,412
End of period	$18,624,721	$16,745,457

*	Unaudited.

See notes to financial statements.

24	American High-Income Trust

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

American High-Income Trust	25

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

26	American High-Income Trust

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American High-Income Trust	27

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,339,142	$70,745		$16,409,887
U.S. Treasury bonds & notes	—	72,263	—		72,263
Municipals	—	50	—		50
Convertible bonds & notes	—	91,666	2,114		93,780
Convertible stocks	35,539	30,122	—		65,661
Preferred securities	1,593	23,837	10,109		35,539
Common stocks	535,085	55,923	290,484		881,492
Rights & warrants	16,375	1,476	—	[1]	17,851
Short-term securities	825,603	—	—		825,603
Total	$1,414,195	$16,614,479	$373,452		$18,402,126

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,717	$—	$—	$17,717
Liabilities:
Unrealized depreciation on credit default swaps	—	(1,347)	—	(1,347)
Total	$17,717	$(1,347)	$—	$16,370

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	10/1/2020	Level 3[3]	Purchases	Sales	loss[4]	appreciation[4]	Level 3[3]	3/31/2021
Investment securities	$336,162	$—	$64,198	$(74,243)	$(53,037)	$100,372	$—	$373,452
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2021								$36,475

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

28	American High-Income Trust

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2021		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments			Estimated recovery value	Expected sale proceeds	N/A	N/A	N/A
				Exchange terms	N/A	N/A	N/A
				Vendor price	N/A	N/A	N/A
	$70,745			Par value	N/A	N/A	N/A
				Valuation cap	N/A	N/A	N/A
			Transaction price	N/A	N/A	N/A	N/A
			Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds &notes	2,114		Transaction price	N/A	N/A	N/A	N/A
Preferred securities			Estimated recovery value	Risk discount	50%	50%	Decrease
	10,109			Par value	N/A	N/A	N/A
			Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
				DLOM	30%	30%	Decrease
Common stocks			Liquidation value	N/A	N/A	N/A	N/A
			Estimated recovery value	N/A	N/A	N/A	N/A
				Exchange terms	N/A	N/A	N/A
				Risk discount	90%	90%	Decrease
				Par value	N/A	N/A	N/A
				Adjustment based on market decline	20%	20%	Decrease
				EV/EBITDA multiple	5.8x	5.8x	Increase
	290,484			EV/EBITDA less CapEx multiple	10.3x - 20.1x	16.0x	Increase
			Market comparable companies	Discount to EV/EBITDA less CapEx multiple	45%	45%	Decrease

				DLOM	16% - 21%	18%	Decrease
			Recent market information	Vendor price	N/A	N/A	N/A
				Quoted price	N/A	N/A	N/A
				DLOM	17% - 20%	17%	Decrease
			Transaction price	N/A	N/A	N/A	N/A
Rights & warrants	—	[3]	Estimated recovery value	N/A	N/A	N/A	N/A
$373,452

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

American High-Income Trust	29

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

30	American High-Income Trust

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2021, the fund’s maximum exposure of unfunded bond commitments was $23,090,000, which would represent .12% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $653,780,000.

American High-Income Trust	31

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $549,593,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, March 31, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$17,717	Unrealized depreciation*	$—
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,347
			$17,717		$1,347

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$8,447	Net unrealized appreciation on futures contracts	$17,717
Swap	Credit	Net realized loss on swap contracts	(28,724)	Net unrealized depreciation on swap contracts	(2,571)
			$(20,277)		$15,146

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment

32	American High-Income Trust

portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$97,029
Capital loss carryforward[1]	(1,329,847)
Post-October capital loss deferral[2]	(579,837)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
[2]	This deferral is considered incurred in the subsequent year.

As of March 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$823,242
Gross unrealized depreciation on investments	(662,395)
Net unrealized appreciation on investments	160,847
Cost of investments	18,325,237

American High-Income Trust	33

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2021		Year ended September 30, 2020
Class A	$308,406		$598,988
Class C	8,429		23,403
Class T	—	[3]	1
Class F-1	12,415		25,103
Class F-2	46,916		79,769
Class F-3	22,181		36,033
Class 529-A	9,819		18,506
Class 529-C	468		2,202
Class 529-E	396		841
Class 529-T	—	[3]	1
Class 529-F-1	148		1,936
Class 529-F-2[4]	865
Class 529-F-3[4]	—	[3]
Class R-1	350		695
Class R-2	3,268		6,759
Class R-2E	209		426
Class R-3	4,080		8,631
Class R-4	3,689		7,564
Class R-5E	383		639
Class R-5	2,354		4,770
Class R-6	107,351		170,316
Total	$531,727		$986,583

[3]	Amount less than one thousand.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2021, the investment advisory services fee was $23,669,000, which was equivalent to an annualized rate of 0.266% of average daily net assets.

34	American High-Income Trust

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended March 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American High-Income Trust	35

For the six months ended March 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$13,626		$6,994		$1,572		Not applicable
Class C	1,623		222		49		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	524		304		63		Not applicable
Class F-2	Not applicable		770		228		Not applicable
Class F-3	Not applicable		14		106		Not applicable
Class 529-A	390		209		50		$101
Class 529-C	86		12		3		6
Class 529-E	34		3		2		4
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	3		1		2
Class 529-F-2†	Not applicable		12		4		8
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	67		12		2		Not applicable
Class R-2	474		230		19		Not applicable
Class R-2E	23		9		1		Not applicable
Class R-3	363		119		22		Not applicable
Class R-4	156		65		19		Not applicable
Class R-5E	Not applicable		10		2		Not applicable
Class R-5	Not applicable		21		11		Not applicable
Class R-6	Not applicable		11		513		Not applicable
Total class-specific expenses	$17,366		$9,020		$2,667		$121

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $68,000 in the fund’s statement of operations reflects $37,000 in current fees (either paid in cash or deferred) and a net increase of $31,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $126,946,000 and $141,432,000, respectively, which generated $13,375,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2021.

36	American High-Income Trust

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2021.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2021

Class A	$734,916	72,665	$295,818		29,320		$(804,620)	(79,927)	$226,114	22,058
Class C	31,393	3,100	8,079		801		(65,218)	(6,476)	(25,746)	(2,575)
Class T	—	—	—		—		—	—	—	—
Class F-1	57,430	5,688	11,847		1,175		(85,427)	(8,407)	(16,150)	(1,544)
Class F-2	389,950	38,704	43,837		4,343		(232,525)	(23,143)	201,262	19,904
Class F-3	279,360	27,477	21,472		2,125		(164,721)	(16,201)	136,111	13,401
Class 529-A	24,250	2,396	9,782		970		(31,106)	(3,086)	2,926	280
Class 529-C	2,019	201	464		46		(4,809)	(475)	(2,326)	(228)
Class 529-E	796	79	394		39		(1,463)	(145)	(273)	(27)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	512	53	—	[2]	—	[2]	(31,804)	(3,306)	(31,292)	(3,253)
Class 529-F-2[3]	34,609	3,580	860		85		(3,208)	(316)	32,261	3,349
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	1,514	149	349		34		(2,575)	(254)	(712)	(71)
Class R-2	17,115	1,691	3,242		321		(18,908)	(1,881)	1,449	131
Class R-2E	1,091	108	209		21		(1,185)	(120)	115	9
Class R-3	20,363	2,014	4,034		400		(27,964)	(2,771)	(3,567)	(357)
Class R-4	17,328	1,717	3,666		364		(22,010)	(2,179)	(1,016)	(98)
Class R-5E	3,477	342	381		38		(2,660)	(261)	1,198	119
Class R-5	8,240	816	2,345		232		(10,713)	(1,069)	(128)	(21)
Class R-6	278,891	27,740	107,333		10,635		(140,712)	(14,037)	245,512	24,338
Total net increase (decrease)	$1,903,264	188,521	$514,112		50,949		$(1,651,628)	(164,054)	$765,748	75,416

See end of table for footnotes.

American High-Income Trust	37

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2020

Class A	$1,295,057	135,189	$573,271	60,047		$(1,910,037)	(202,957)	$(41,709)	(7,721)
Class C	61,492	6,396	22,212	2,327		(253,097)	(26,781)	(169,393)	(18,058)
Class T	—	—	—	—		—	—	—	—
Class F-1	174,372	18,390	23,983	2,511		(227,872)	(23,970)	(29,517)	(3,069)
Class F-2	690,305	72,967	73,305	7,673		(635,134)	(67,291)	128,476	13,349
Class F-3	347,367	36,247	34,802	3,646		(291,220)	(30,624)	90,949	9,269
Class 529-A	65,682	6,889	18,412	1,929		(69,046)	(7,222)	15,048	1,596
Class 529-C	6,759	695	2,171	228		(40,667)	(4,307)	(31,737)	(3,384)
Class 529-E	1,966	206	834	87		(4,455)	(467)	(1,655)	(174)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	8,410	878	1,915	201		(11,309)	(1,180)	(984)	(101)
Class R-1	10,010	1,026	689	72		(5,835)	(607)	4,864	491
Class R-2	30,958	3,241	6,672	699		(52,899)	(5,574)	(15,269)	(1,634)
Class R-2E	1,897	199	425	44		(3,406)	(350)	(1,084)	(107)
Class R-3	36,323	3,794	8,517	891		(60,839)	(6,419)	(15,999)	(1,734)
Class R-4	31,983	3,354	7,518	787		(53,668)	(5,627)	(14,167)	(1,486)
Class R-5E	5,353	557	635	67		(3,033)	(315)	2,955	309
Class R-5	14,517	1,536	4,754	498		(21,423)	(2,269)	(2,152)	(235)
Class R-6	888,442	96,315	170,282	17,868		(153,340)	(16,126)	905,384	98,057
Total net increase (decrease)	$3,670,893	387,879	$950,398	99,575		$(3,797,280)	(402,086)	$824,011	85,368

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,510,575,000 and $6,188,737,000, respectively, during the six months ended March 31, 2021.

38	American High-Income Trust

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
3/31/2021[5,6]	$9.63	$.24	$.70	$.94	$(.30)	$10.27	9.81%[7]		$10,894		.70%[8]		.70%[8]		4.83%[8]
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.71		10,008		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.39		10,428		.72		.72		6.14
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.59		10,753		.69		.69		5.92
9/30/2017	10.18	.60	.27	.87	(.57)	10.48	8.73		11,666		.69		.69		5.79
9/30/2016	9.83	.61	.34	.95	(.60)	10.18	10.15		11,897		.71		.71		6.28
Class C:
3/31/2021[5,6]	9.63	.20	.70	.90	(.26)	10.27	9.41	[7]	325		1.44	[8]	1.44	[8]	4.10	[8]
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96		330		1.47		1.47		5.41
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		521		1.48		1.48		5.38
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.77		616		1.48		1.48		5.11
9/30/2017	10.18	.52	.27	.79	(.49)	10.48	7.87		760		1.48		1.48		5.00
9/30/2016	9.83	.53	.34	.87	(.52)	10.18	9.28		871		1.51		1.51		5.49
Class T:
3/31/2021[5,6]	9.63	.25	.70	.95	(.31)	10.27	9.96	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	5.09	[8,9]
9/30/2020	9.96	.61	(.34)	.27	(.60)	9.63	2.97	[9]	—	[10]	.47	[9]	.47	[9]	6.37	[9]
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.65	[9]	—	[10]	.47	[9]	.47	[9]	6.39	[9]
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.82	[9]	—	[10]	.47	[9]	.47	[9]	6.13	[9]
9/30/2017[5,11]	10.40	.30	.06	.36	(.28)	10.48	3.54	[7,9]	—	[10]	.23	[7,9]	.23	[7,9]	2.84	[7,9]
Class F-1:
3/31/2021[5,6]	9.63	.24	.70	.94	(.30)	10.27	9.81	[7]	412		.70	[8]	.70	[8]	4.83	[8]
9/30/2020	9.96	.59	(.34)	.25	(.58)	9.63	2.71		401		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.37		446		.74		.74		6.12
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.54		481		.73		.73		5.86
9/30/2017	10.18	.60	.26	.86	(.56)	10.48	8.69		611		.73		.73		5.75
9/30/2016	9.83	.61	.34	.95	(.60)	10.18	10.12		643		.74		.74		6.26
Class F-2:
3/31/2021[5,6]	9.63	.25	.70	.95	(.31)	10.27	9.97	[7]	1,662		.41	[8]	.41	[8]	5.12	[8]
9/30/2020	9.96	.61	(.33)	.28	(.61)	9.63	3.00		1,368		.44		.44		6.38
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.66		1,281		.46		.46		6.41
9/30/2018	10.48	.64	(.25)	.39	(.62)	10.25	3.82		1,155		.46		.46		6.15
9/30/2017	10.18	.62	.27	.89	(.59)	10.48	8.99		1,103		.46		.46		6.04
9/30/2016	9.83	.63	.34	.97	(.62)	10.18	10.41		1,171		.48		.48		6.53
Class F-3:
3/31/2021[5,6]	9.63	.26	.70	.96	(.32)	10.27	10.02	[7]	772		.31	[8]	.31	[8]	5.23	[8]
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11		595		.34		.34		6.48
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.77		523		.36		.36		6.50
9/30/2018	10.48	.65	(.25)	.40	(.63)	10.25	3.93		437		.36		.36		6.26
9/30/2017[5,12]	10.38	.43	.08	.51	(.41)	10.48	4.95	[7]	354		.35	[8]	.35	[8]	6.05	[8]
Class 529-A:
3/31/2021[5,6]	9.63	.23	.70	.93	(.29)	10.27	9.80	[7]	346		.73	[8]	.73	[8]	4.81	[8]
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.68		322		.76		.76		6.08
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.34		317		.78		.78		6.08
9/30/2018	10.48	.60	(.25)	.35	(.58)	10.25	3.51		330		.77		.77		5.84
9/30/2017	10.18	.59	.27	.86	(.56)	10.48	8.66		320		.76		.76		5.72
9/30/2016	9.83	.60	.34	.94	(.59)	10.18	10.05		314		.81		.81		6.18

See end of table for footnotes.

American High-Income Trust	39

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
3/31/2021[5,6]	$9.63	$.20	$.70	$.90	$(.26)	$10.27	9.41%[7]		$17		1.44%[8]		1.44%[8]		4.09%[8]
9/30/2020	9.96	.50	(.33)	.17	(.50)	9.63	1.92		18		1.50		1.50		5.41
9/30/2019	10.25	.54	(.29)	.25	(.54)	9.96	2.58		53		1.51		1.51		5.35
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.73		65		1.53		1.53		5.06
9/30/2017	10.18	.51	.27	.78	(.48)	10.48	7.83		100		1.53		1.53		4.95
9/30/2016	9.83	.53	.34	.87	(.52)	10.18	9.22		104		1.57		1.57		5.43
Class 529-E:
3/31/2021[5,6]	9.63	.23	.70	.93	(.29)	10.27	9.70	[7]	14		.91	[8]	.91	[8]	4.63	[8]
9/30/2020	9.96	.57	(.34)	.23	(.56)	9.63	2.50		14		.94		.94		5.91
9/30/2019	10.25	.60	(.29)	.31	(.60)	9.96	3.15		16		.96		.96		5.90
9/30/2018	10.48	.58	(.25)	.33	(.56)	10.25	3.31		16		.96		.96		5.64
9/30/2017	10.18	.57	.27	.84	(.54)	10.48	8.44		17		.96		.96		5.52
9/30/2016	9.83	.58	.34	.92	(.57)	10.18	9.85		17		1.00		1.00		5.99
Class 529-T:
3/31/2021[5,6]	9.63	.25	.70	.95	(.31)	10.27	9.92	[7,9]	—	[10]	.49	[8,9]	.49	[8,9]	5.04	[8,9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92	[9]	—	[10]	.52	[9]	.52	[9]	6.30	[9]
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.59	[9]	—	[10]	.53	[9]	.53	[9]	6.32	[9]
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.76	[9]	—	[10]	.52	[9]	.52	[9]	6.08	[9]
9/30/2017[5,11]	10.40	.29	.07	.36	(.28)	10.48	3.51	[7,9]	—	[10]	.26	[7,9]	.26	[7,9]	2.81	[7,9]
Class 529-F-1:
3/31/2021[5,6]	9.63	.25	.70	.95	(.31)	10.27	9.92	[7,9]	—	[10]	.49	[8,9]	.49	[8,9]	5.26	[8,9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92		31		.53		.53		6.31
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.58		33		.54		.54		6.32
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.75		29		.54		.54		6.07
9/30/2017	10.18	.62	.26	.88	(.58)	10.48	8.89		28		.54		.54		5.94
9/30/2016	9.83	.62	.34	.96	(.61)	10.18	10.30		24		.58		.58		6.40
Class 529-F-2:
3/31/2021[5,6,13]	9.62	.21	.70	.91	(.26)	10.27	9.54	[7]	34		.19	[7]	.19	[7]	2.08	[7]
Class 529-F-3:
3/31/2021[5,6,13]	9.62	.21	.71	.92	(.27)	10.27	9.57	[7]	—	[10]	.21	[7]	.16	[7]	2.11	[7]
Class R-1:
3/31/2021[5,6]	9.63	.20	.70	.90	(.26)	10.27	9.40	[7]	14		1.47	[8]	1.47	[8]	4.07	[8]
9/30/2020	9.96	.51	(.33)	.18	(.51)	9.63	1.94		12		1.49		1.49		5.37
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		9		1.49		1.49		5.38
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.77		11		1.48		1.48		5.12
9/30/2017	10.18	.52	.27	.79	(.49)	10.48	7.89		12		1.47		1.47		5.02
9/30/2016	9.83	.53	.34	.87	(.52)	10.18	9.29		16		1.50		1.50		5.51

See end of table for footnotes.

40	American High-Income Trust

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
3/31/2021[5,6]	$9.63	$.20	$.70	$.90	$(.26)	$10.27	9.42%[7]		$132		1.42%[8]		1.42%[8]		4.11%[8]
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96		122		1.46		1.46		5.39
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.63		143		1.46		1.46		5.40
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.80		150		1.46		1.46		5.14
9/30/2017	10.18	.52	.27	.79	(.49)	10.48	7.90		166		1.46		1.46		5.02
9/30/2016	9.83	.53	.34	.87	(.52)	10.18	9.27		184		1.52		1.52		5.47
Class R-2E:
3/31/2021[5,6]	9.63	.21	.70	.91	(.27)	10.27	9.57	[7]	8		1.13	[8]	1.13	[8]	4.41	[8]
9/30/2020	9.96	.54	(.33)	.21	(.54)	9.63	2.26		8		1.17		1.17		5.68
9/30/2019	10.25	.58	(.29)	.29	(.58)	9.96	2.93		9		1.17		1.17		5.68
9/30/2018	10.48	.56	(.25)	.31	(.54)	10.25	3.09		7		1.18		1.18		5.44
9/30/2017	10.18	.55	.27	.82	(.52)	10.48	8.22		6		1.16		1.16		5.31
9/30/2016	9.83	.57	.34	.91	(.56)	10.18	9.72		3		1.16		1.16		5.66
Class R-3:
3/31/2021[5,6]	9.63	.22	.70	.92	(.28)	10.27	9.66	[7]	148		.97	[8]	.97	[8]	4.56	[8]
9/30/2020	9.96	.55	(.33)	.22	(.55)	9.63	2.43		142		1.00		1.00		5.85
9/30/2019	10.25	.59	(.29)	.30	(.59)	9.96	3.09		164		1.01		1.01		5.85
9/30/2018	10.48	.58	(.25)	.33	(.56)	10.25	3.26		175		1.01		1.01		5.60
9/30/2017	10.18	.57	.27	.84	(.54)	10.48	8.40		190		1.00		1.00		5.49
9/30/2016	9.83	.58	.34	.92	(.57)	10.18	9.78		195		1.06		1.06		5.95
Class R-4:
3/31/2021[5,6]	9.63	.24	.70	.94	(.30)	10.27	9.83	[7]	127		.66	[8]	.66	[8]	4.88	[8]
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.75		120		.69		.69		6.16
9/30/2019	10.25	.63	(.29)	.34	(.63)	9.96	3.41		138		.71		.71		6.16
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.57		138		.70		.70		5.90
9/30/2017	10.18	.60	.27	.87	(.57)	10.48	8.73		158		.69		.69		5.79
9/30/2016	9.83	.61	.34	.95	(.60)	10.18	10.13		159		.73		.73		6.29
Class R-5E:
3/31/2021[5,6]	9.63	.25	.70	.95	(.31)	10.27	9.94	[7]	13		.47	[8]	.47	[8]	5.08	[8]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.95		11		.49		.49		6.32
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.62		8		.49		.49		6.35
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.80		3		.48		.48		6.22
9/30/2017	10.18	.63	.27	.90	(.60)	10.48	9.02		—	[10]	.59		.42		6.06
9/30/2016[5,14]	9.70	.53	.47	1.00	(.52)	10.18	10.70	[7]	—	[10]	.58	[8]	.57	[8]	6.37	[8]
Class R-5:
3/31/2021[5,6]	9.63	.25	.70	.95	(.31)	10.27	9.99	[7]	79		.36	[8]	.36	[8]	5.18	[8]
9/30/2020	9.96	.62	(.34)	.28	(.61)	9.63	3.06		74		.39		.39		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.72		79		.41		.41		6.46
9/30/2018	10.48	.64	(.25)	.39	(.62)	10.25	3.88		84		.40		.40		6.20
9/30/2017	10.18	.63	.27	.90	(.60)	10.48	9.05		82		.40		.40		6.08
9/30/2016	9.83	.64	.34	.98	(.63)	10.18	10.47		76		.42		.42		6.61
Class R-6:
3/31/2021[5,6]	9.63	.26	.70	.96	(.32)	10.27	10.02	[7]	3,628		.31	[8]	.31	[8]	5.23	[8]
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11		3,169		.33		.33		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.78		2,301		.35		.35		6.51
9/30/2018	10.48	.65	(.25)	.40	(.63)	10.25	3.94		1,994		.35		.35		6.26
9/30/2017	10.18	.63	.27	.90	(.60)	10.48	9.10		1,776		.35		.35		6.12
9/30/2016	9.83	.64	.34	.98	(.63)	10.18	10.54		1,169		.36		.36		6.62

	Six months
	ended March 31,	Year ended September 30,
	2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[15]	37%	75%	52%	62%	73%	76%

See end of table for footnotes.

American High-Income Trust	41

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

42	American High-Income Trust

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2020, through March 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American High-Income Trust	43

Expense example (continued)

	Beginning account value 10/1/2020	Ending account value 3/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,098.09	$3.66	.70%
Class A – assumed 5% return	1,000.00	1,021.44	3.53	.70
Class C – actual return	1,000.00	1,094.11	7.52	1.44
Class C – assumed 5% return	1,000.00	1,017.75	7.24	1.44
Class T – actual return	1,000.00	1,099.64	2.25	.43
Class T – assumed 5% return	1,000.00	1,022.79	2.17	.43
Class F-1 – actual return	1,000.00	1,098.10	3.66	.70
Class F-1 – assumed 5% return	1,000.00	1,021.44	3.53	.70
Class F-2 – actual return	1,000.00	1,099.69	2.15	.41
Class F-2 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class F-3 – actual return	1,000.00	1,100.23	1.62	.31
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.56	.31
Class 529-A – actual return	1,000.00	1,097.97	3.82	.73
Class 529-A – assumed 5% return	1,000.00	1,021.29	3.68	.73
Class 529-C – actual return	1,000.00	1,094.08	7.52	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.24	1.44
Class 529-E – actual return	1,000.00	1,096.98	4.76	.91
Class 529-E – assumed 5% return	1,000.00	1,020.39	4.58	.91
Class 529-T – actual return	1,000.00	1,099.20	2.56	.49
Class 529-T – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class 529-F-1 – actual return	1,000.00	1,099.19	2.56	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class 529-F-2 – actual return†	1,000.00	1,099.43	1.95	.45
Class 529-F-2 – assumed 5% return†	1,000.00	1,022.69	2.27	.45
Class 529-F-3 – actual return†	1,000.00	1,099.85	1.65	.38
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.04	1.92	.38
Class R-1 – actual return	1,000.00	1,093.95	7.67	1.47
Class R-1 – assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-2 – actual return	1,000.00	1,094.20	7.41	1.42
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.14	1.42
Class R-2E – actual return	1,000.00	1,095.74	5.90	1.13
Class R-2E – assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class R-3 – actual return	1,000.00	1,096.63	5.07	.97
Class R-3 – assumed 5% return	1,000.00	1,020.09	4.89	.97
Class R-4 – actual return	1,000.00	1,098.33	3.45	.66
Class R-4 – assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-5E – actual return	1,000.00	1,099.36	2.46	.47
Class R-5E – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-5 – actual return	1,000.00	1,099.93	1.88	.36
Class R-5 – assumed 5% return	1,000.00	1,023.14	1.82	.36
Class R-6 – actual return	1,000.00	1,100.25	1.62	.31
Class R-6 – assumed 5% return	1,000.00	1,023.39	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 182 days.

44	American High-Income Trust

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American High-Income Trust	45

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders

46	American High-Income Trust

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American High-Income Trust	47

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

48	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By __/s/ Kristine M. Nishiyama___________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 28, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 28, 2021